INVENTORIES (Details) - Schedule of Inventory, Current - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Inventory, Current [Abstract]
Raw materials	$ 46,880	$ 52,363	$ 0
Finished goods (isolates, tinctures and capsules)	11,141	10,722	0
	$ 58,021	$ 63,085	$ 0